Expense Example, No Redemption	Apr. 29, 2025 USD ($)
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 644
Expense Example, No Redemption, 3 Years	845
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	1,685
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	1,851
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	681
Expense Example, No Redemption, 10 Years	1,500
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	918
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	643
Expense Example, No Redemption, 3 Years	841
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	1,673
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	927
Expense Example, No Redemption, 10 Years	1,822
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	229
Expense Example, No Redemption, 5 Years	400
Expense Example, No Redemption, 10 Years	894
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	217
Expense Example, No Redemption, 5 Years	378
Expense Example, No Redemption, 10 Years	846
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	194
Expense Example, No Redemption, 5 Years	339
Expense Example, No Redemption, 10 Years	761
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	638
Expense Example, No Redemption, 3 Years	824
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	1,608
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	1,765
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	368
Expense Example, No Redemption, 5 Years	638
Expense Example, No Redemption, 10 Years	1,409
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
Invesco International Diversified Fund | Invesco International Diversified Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	676
Expense Example, No Redemption, 3 Years	942
Expense Example, No Redemption, 5 Years	1,229
Expense Example, No Redemption, 10 Years	2,042
Invesco International Diversified Fund | Invesco International Diversified Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	209
Expense Example, No Redemption, 3 Years	646
Expense Example, No Redemption, 5 Years	1,108
Expense Example, No Redemption, 10 Years	2,197
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	1,856
Invesco International Diversified Fund | Invesco International Diversified Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	108
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	585
Expense Example, No Redemption, 10 Years	1,294
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	1,213
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	94
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	1,131
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	650
Expense Example, No Redemption, 3 Years	863
Expense Example, No Redemption, 5 Years	1,092
Expense Example, No Redemption, 10 Years	1,751
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	1,916
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,568
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	847
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	654
Expense Example, No Redemption, 3 Years	875
Expense Example, No Redemption, 5 Years	1,113
Expense Example, No Redemption, 10 Years	1,795
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	186
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	990
Expense Example, No Redemption, 10 Years	1,951
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	135
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,601
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	512
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	1,474
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	1,752
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	1,398
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	636
Expense Example, No Redemption, 3 Years	818
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	1,586
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	1,752
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	1,398
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	677
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	643
Expense Example, No Redemption, 3 Years	839
Expense Example, No Redemption, 5 Years	1,052
Expense Example, No Redemption, 10 Years	1,663
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,820
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	1,466
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	477
Expense Example, No Redemption, 10 Years	1,061
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	638
Expense Example, No Redemption, 3 Years	824
Expense Example, No Redemption, 5 Years	1,026
Expense Example, No Redemption, 10 Years	1,608
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	907
Expense Example, No Redemption, 10 Years	1,774
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	119
Expense Example, No Redemption, 3 Years	372
Expense Example, No Redemption, 5 Years	644
Expense Example, No Redemption, 10 Years	1,420
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	633
Expense Example, No Redemption, 3 Years	809
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	1,552
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	1,718
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	356
Expense Example, No Redemption, 5 Years	617
Expense Example, No Redemption, 10 Years	1,363
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	689
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	641
Expense Example, No Redemption, 3 Years	833
Expense Example, No Redemption, 5 Years	1,041
Expense Example, No Redemption, 10 Years	1,641
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,799
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,443
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	898
Expense Example, No Redemption, 5 Years	1,153
Expense Example, No Redemption, 10 Years	1,881
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	186
Expense Example, No Redemption, 3 Years	576
Expense Example, No Redemption, 5 Years	990
Expense Example, No Redemption, 10 Years	1,972
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,691
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	1,375
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930